Unaudited Condensed Consolidated Statements of Changes in Equity (Parentheticals) - Class A Common Stock	1 Months Ended
Apr. 30, 2026 $ / shares
Maximum
Common stock, par or stated value per share	$ 0.0005
Minimum
Common stock, par or stated value per share	$ 0.005